Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related party transactions [Text Block]

4.       Related Party Transactions

We have related party transactions with affiliates of our major shareholders, Access Industries (“Access”) and Apollo Management (“Apollo”), and with the Company's joint venture partners (see Note 8).

Access―In December 2010, we entered into a tax cooperation agreement with Access. The tax cooperation agreement allows either party to provide the other with information and support in connection with tax return preparation and audits on a time and materials basis through 2014. No payments were received from Access under this agreement during 2012 and payments received were less than $1 million during 2011.

On December 20, 2010, one of our subsidiaries received demand letters from affiliates of Access demanding indemnity for losses, including attorney's fees and expenses, arising out of a pending lawsuit and payment of $100 million in management fees under a 2007 management agreement between an Access affiliate and the predecessor of LyondellBasell AF as well as other unspecified amounts related to advice purportedly given in connection with financing and other strategic transactions. For additional information related to this matter, see Note 19.

Apollo—Transactions with Apollo affiliates include the sales of product under a long-term contract that renews automatically each year, unless a 90 day notice of termination has been received and other product sales made on the spot market in the ordinary course of business.

Director Fee—In connection with the Bankruptcy cases, LyondellBasell AF retained the services of and entered into a Bankruptcy Court-approved contractual agreement with one of its directors. In 2010, the director received a $10 million success fee from the Company upon emergence from chapter 11.

Joint Venture Partners—We have related party transactions with our equity investees. These related party transactions include the sales and purchases of goods in the normal course of business as well as certain financing arrangements. In addition, under contractual arrangements with certain of our equity investees, we receive certain services, utilities and materials at some of our manufacturing sites and we provide certain services to our equity investees.

In September 2011, we received €10 million ($14 million) from our joint venture partner, Basell Orlen Polyolefins SP.Z.O.O. in full payment of a loan made in 2009.

Related party transactions are summarized as follows:

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
The Company billed related parties for:
Sales of products –
Apollo affiliates	$299	$375	$235	$0
Joint venture partners	738	741	488	207
Shared service agreements –
Apollo affiliates	15	13	0	0
Joint venture partners	1	11	22	3
Related parties billed the Company for:
Sales of products –
Joint venture partners	3,260	3,403	803	432
Shared service agreements –
Joint venture partners	107	115	56	28